ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Software Subscriptions [Member]
Deferred Revenue	$ 22,873	$ 9,121	$ 2,416	$ 93,987	$ 0	$ 59,577
Recognized 2023				0
Marketplace [Member]
Deferred Revenue	4,008	4,052	2,326	56,163	188	45,129
Recognized 2023				461
Full-time Placement [Member]
Deferred Revenue	74,570	0	0	382,308	0	307,738
Recognized 2023				0
Recruiters on Demand [Member]
Deferred Revenue	65,955	13,137	0	145,048	0	65,955
Recognized 2023				0
Total [Member]
Deferred Revenue	$ 167,406	$ 26,310	$ 4,742	677,506	$ 188	$ 478,399
Recognized 2023				$ 461